Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net income for the year	R$ 13,595,621	R$ 4,292,618	R$ 2,244,511
Items that will not be subsequently reclassified to the statement of income
Actuarial (losses)/gains on defined benefit plan from investments in subsidiaries	698	879	424
Actuarial (losses)/gains on defined benefit pension plan	300,455	132,059	(113,518)
Total Items that will not be subsequently reclassified to the statement of income	301,153	132,938	(113,094)
Items that could be subsequently reclassified to the statement of income
Cumulative translation adjustments for the year	(8,097)	581,175	32,922
(Loss)/gain on change in percentage of investments		6,102	(2,288)
(Loss)/gain on net investment hedge in foreign subsidiaries		(4,824)	2,472
(Loss)/gain cash flow hedge accounting, net of taxes	795,923	(5,537,174)	(604,828)
Cash flow hedge accounting reclassified to income upon realization, net of taxes	525,290	1,667,886	790,353
Cash flow hedge accounting - "Platts" reclassified to income upon realization, net of taxes	18,300	186,878
(Loss)/gain cash flow hedge accounting – “Platts”	(17,755)	(187,423)
Treasury shares acquired by reflex subsidiary	(651,016)
Total Items that could be subsequently reclassified to the statement of income	662,645	(3,287,380)	218,631
Other comprehensive income	963,798	(3,154,442)	105,537
Comprehensive income for the year	14,559,419	1,138,176	2,350,048
Attributable to:
Attributed to owners of the Company	13,364,223	640,052	1,894,503
Attributed to non-controlling interests	1,195,196	498,124	455,545
total	R$ 14,559,419	R$ 1,138,176	R$ 2,350,048